7. SHARE CAPITAL (Details) - USD ($)		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Share issue costs		$ (38,000)	$ (40,000)
Share Capital Transaction 1
Shares, Issued				22,000,000
Sale of Stock, Price Per Share				$ 0.05
Stock Issued				$ 1,100,000
Share Capital Transaction 2
Finder's fee paid				$ 50,100
Finder's Warrants issued				1,002,000
Share issue costs				$ 28,785
Share Capital Transaction 3
Shares, Issued	[1]			125,000
Sale of Stock, Price Per Share	[1]			$ 0.09
Stock Issued	[1]			$ 11,250
Share Capital Transaction 4
Shares, Issued				500,000
Sale of Stock, Price Per Share				$ 0.085
Stock Issued				$ 42,500
Share Capital Transaction 5
Shares, Issued	[1]			500,000
Sale of Stock, Price Per Share	[1]			$ 0.13
Stock Issued	[1]			$ 65,000
Share Capital Transaction 6
Shares, Issued	[1]			200,000
Sale of Stock, Price Per Share	[1]			$ 0.13
Stock Issued	[1]			$ 26,000
Share Capital Transaction 7
Shares, Issued				250,000
Stock Issued				$ 388,151
Share Capital Transaction 8
Shares, Issued				7,670,370
Sale of Stock, Price Per Share				$ 0.135
Stock Issued				$ 1,035,500
Share Capital Transaction 9
Shares, Issued				13,881,130
Sale of Stock, Price Per Share				$ 0.155
Stock Issued				$ 2,151,575
Finder's fee paid				$ 199,868
Finder's Warrants issued				1,339,036
Share issue costs				$ 41,371
Flow-through premium liability				$ 277,623
Share Capital Transaction 10
Shares, Issued				10,510,333
Sale of Stock, Price Per Share				$ 0.12
Stock Issued				$ 1,261,240
Finder's fee paid				$ 79,870
Finder's Warrants issued				665,583
Share issue costs				$ 27,106
Flow-through premium liability				$ 105,103
Share Capital Transaction 11
Shares, Issued			150,000
Sale of Stock, Price Per Share			$ 0.11
Stock Issued			$ 16,500
Share Capital Transaction 12
Shares, Issued	[1]		200,000
Sale of Stock, Price Per Share	[1]		$ 0.065
Stock Issued	[1]		$ 13,000
Share Capital Transaction 13
Stock Issued			$ 626,805
Share Capital Transaction 14
Shares, Issued		10,000,000
Sale of Stock, Price Per Share		$ 0.075
Stock Issued		$ 750,000
Share issue costs		$ 20,370

[1]	see Note 5